Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Schedule of carrying value of convertible debt

A roll forward of the carrying value of the convertible debt to September 30, 2023 is as follows:

	Balance, December 31, 2022	Issued	Adjustment to fair value	Balance, September 30, 2023

Convertible debt at fair value	$-	$3,304,000	$(387,537)	$2,916,463

Schedule of United Kingdom research and development incentives receivable

	Current	Long-Term	Total
Balance at December 31, 2022	$104,198	$24,114	$128,312
UK research and development incentives, transfer	24,114	(24,114)	—
UK research and development incentives	—	18,536	18,536
Adjustments to 2021 and 2022 incentives earned	(1,150)	—	(1,150)
UK research and development incentives cash receipt	(104,422)	—	(104,422)
Foreign currency translation	112	(230)	(118)
Balance at September 30, 2023	$22,852	$18,306	$41,158

	Current	Long-Term	Total
Balance at December 31, 2021	$103,832	$121,238	$225,070
UK research and development incentives, transfer	121,238	(121,238)	—
UK research and development incentives	—	24,963	24,963
Additional 2020 incentive earned	107,906	—	107,906
UK research and development incentives cash receipt	(209,166)	—	(209,166)
Foreign currency translation	(19,612)	(849)	(20,461)
Balance at December 31, 2022	$104,198	$24,114	$128,312

Schedule of potentially dilutive adjustments to the weighted average number of common shares excluded from the calculation

	As of September 30,
	2023	2022
Common stock purchase warrants	6,538,500	3,992
Stock options	206,589	145,505
Convertible debt	2,159,414	162,602
Total	8,904,503	312,099

	December 31,	December 31,
	2022	2021
Common stock purchase warrants	667	221,872
Stock options	192,273	140,996
Convertible debt	162,602	162,602
Total	355,542	525,470